As filed with the Securities and Exchange Commission on December 6, 1996.
                                        1933 Act File No. 33-12092
                                        1940 Act File No. 811-5029

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D. C.  20549

                            FORM N-lA
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                Pre-Effective Amendment No:                      [ ]
                Post-Effective Amendment No:  25                 [X]
                              and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
                       Amendment No: 23

                 LEGG MASON INCOME TRUST, INC.
       (Exact Name of Registrant as Specified in Charter)

                    111 South Calvert Street
                   Baltimore, Maryland 21202
            (Address of Principal Executive Offices)
Registrant's Telephone Number, including Area Code: (410) 539-0000

                            Copies to:
CHARLES A. BACIGALUPO                   ARTHUR C. DELIBERT, ESQ.
111 South Calvert Street                Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202               1800 Massachusetts Ave., N.W.
(Name and Address of                    Second Floor
  Agent for Service)                    Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[ X] immediately upon filing pursuant to Rule 485(b)
[ ]  on                    , 1996 pursuant to Rule 485(b)
[ ]  60 days after filing pursuant to Rule 485(a)(i)
[ ]  on                    , 1996 pursuant to Rule 485(a)(i)
[ ]  75 days after filing pursuant to Rule 485(a)(ii)
[ ]  on                    , 1996 pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on February 29, 1996.

                 LEGG MASON INCOME TRUST, INC.
          U. S. GOVERNMENT INTERMEDIATE-TERM PORTFOLIO

                 CALCULATION OF REGISTRATION FEE


Title of          Amount of      Proposed         Proposed
Securities        Shares         Maximum          Maximum
Being             Being          Offering Price   Aggregate
Registered        Registered     Per Unit         Offering Price

Shares of         1,664,058      $10.39*          $290,000 **
Capital
Stock,
Par value
$.001


*The Proposed Maximum Offering Price Per Unit is the Primary Share price in effect on December 4, 1996.





**Calculation of the proposed maximum aggregate offering price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended December 31, 1995, Registrant redeemed or repurchased 7,902,961 shares of capital stock. During its current fiscal year, Registrant used 6,238,903 of the shares it redeemed or repurchased during its fiscal year ended December 31, 1995 for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is using this post-effective amendment to register the remaining 1,664,058 shares redeemed or repurchased during its fiscal year ended December 31, 1995. During its current fiscal year Registrant has filed no other post-effective amendments for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2.

                          SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Income Trust, Inc., certifies that it meets all the requirements for effectiveness in this Post-Effective Amendment No. 25 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 4th day of December, 1996.

                                        Legg Mason Income Trust, Inc.

                                        By:/s/John F. Curley, Jr.
                                          John F. Curley, Jr.
                                          Chairman of the Board

     Pursuant to the requirement of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                Title                    Date

/s/Edward A. Taber, III  President and Director   December 4, 1996
Edward A. Taber, III

/s/John F. Curley, Jr.   Chairman of the Board    December 4, 1996
John F. Curley, Jr.      and Director

/s/Richard G. Gilmore*   Director                 December 4, 1996
Richard G. Gilmore*

/s/Charles F. Haugh*     Director                 December 4, 1996
Charles F. Haugh*

/s/Arnold L. Lehman*     Director                 December 4, 1996
Arnold L. Lehman*

/s/Jill E. McGovern*     Director                 December 4, 1996
Jill E. McGovern*

/s/T.A. Rodgers*         Director                 December 4, 1996
T. A. Rodgers*

/s/Marie K. Karpinski    Vice President           December 4, 1996
Marie K. Karpinski       and Treasurer


*Signatures affixed by Marie K. Karpinski pursuant to powers of attorney dated January 3, 1991 incorporated herein by reference to Post-Effective Amendment No. 9, filed March 2, 1992.